SIGNIFICANT ACCOUNTING POLICIES - Schedule of Income (Loss) per Share, Basic and Diluted (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Common Class A
Class of Stock [Line Items]
Net income attributable to Class A ordinary shares		$ 20,788,927	$ 12,405,494
Weighted average shares outstanding, basic (in shares)		50,000,000	34,383,562
Weighted average shares outstanding, diluted (in shares)		50,000,000	34,383,562
Basic net loss per share (in USD per share)		$ 0.42	$ 0.36
Diluted net loss per share (in USD per share)		$ 0.42	$ 0.36
Common Class B
Class of Stock [Line Items]
Net income attributable to Class A ordinary shares		$ 5,197,232	$ 4,509,966
Weighted average shares outstanding, basic (in shares)	[1]	12,500,000	12,500,000
Weighted average shares outstanding, diluted (in shares)	[1]	12,500,000	12,500,000
Basic net loss per share (in USD per share)		$ 0.42	$ 0.36
Diluted net loss per share (in USD per share)		$ 0.42	$ 0.36

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share and per share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).